Expected credit loss measurement - Off balance sheet positions subject to expected credit loss by rating category (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	$ 112,050	$ 108,284
ECL provision	(201)	(196)
Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	65,964	61,894
ECL provision	(159)	(155)
Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	22,167	20,972
ECL provision	(48)	(41)
Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	39,996	39,478
ECL provision	(111)	(114)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,801	1,444
ECL provision	0	0
Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	46,086	46,390
ECL provision	(42)	(41)
Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	41,390	40,778
ECL provision	(40)	(38)
Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,696	5,611
ECL provision	(2)	(3)
Rating category 0-1 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,803	7,254
Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,252	4,457
Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,770	2,797
Rating category 0-1 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,781	0
Rating category 0-1 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,295	2,653
Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,288	2,636
Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7	17
Rating category 2-3 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	20,874	21,247
Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,961	7,064
Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,912	14,183
Rating category 2-3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2	0
Rating category 2-3 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	17,857	18,032
Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	15,918	15,594
Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,939	2,438
Rating category 4-5 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,769	12,241
Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,772	4,535
Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,986	7,651
Rating category 4-5 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11	55
Rating category 4-5 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,736	10,049
Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	9,247	8,627
Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,489	1,422
Rating category 6-8 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,153	13,444
Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,049	3,757
Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,097	8,298
Rating category 6-8 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,007	1,389
Rating category 6-8 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,030	10,836
Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,162	9,752
Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	868	1,084
Rating category 9-13 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,132	7,512
Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,025	1,009
Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,107	6,502
Rating category 9-13 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Rating category 9-13 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,131	4,709
Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,739	4,107
Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	392	602
Rating category Defaulted | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	233	196
Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	108	150
Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	124	46
Rating category Defaulted | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Rating category Defaulted | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	37	111
Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	36	63
Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2	48
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	105,258	101,971
ECL provision	(106)	(121)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	19,805	19,695
ECL provision	(13)	(18)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	37,531	37,097
ECL provision	(59)	(72)
Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,801	1,444
ECL provision	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	39,521	38,207
ECL provision	(32)	(28)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,600	5,527
ECL provision	(2)	(3)
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,252	4,457
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,770	2,797
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,288	2,636
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7	17
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,917	7,037
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,789	13,917
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	15,213	15,250
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,938	2,438
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,812	4,375
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,818	7,416
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,960	8,304
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,411	1,422
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,229	3,075
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	9,625	7,127
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	9,631	8,346
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	864	1,082
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	596	752
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,529	5,840
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,429	3,671
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	380	568
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,522	6,006
ECL provision	(69)	(60)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,254	1,127
ECL provision	(9)	(8)
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,341	2,335
ECL provision	(52)	(42)
Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,833	2,508
ECL provision	(8)	(10)
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	94	36
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	44	27
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	123	266
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	705	344
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	960	160
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	168	235
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	287	323
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	78	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	821	682
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	472	1,171
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	531	1,406
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4	1
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	429	258
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,578	663
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	310	436
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11	34
Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	270	307
ECL provision	(26)	(15)
Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	108	150
ECL provision	(26)	(15)
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	124	46
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	36	63
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2	48
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	108	150
Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	124	46
Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	36	63
Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2	48
UBS AG
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	114,337	109,878
ECL provision	(201)	(196)
UBS AG | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	65,964	61,894
ECL provision	(159)	(155)
UBS AG | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	22,167	20,972
ECL provision	(48)	(41)
UBS AG | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	39,996	39,478
ECL provision	(111)	(114)
UBS AG | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,801	1,444
ECL provision	0	0
UBS AG | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	48,373	47,984
ECL provision	(42)	(41)
UBS AG | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	43,677	42,373
ECL provision	(40)	(38)
UBS AG | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,696	5,611
ECL provision	(2)	(3)
UBS AG | Rating category 0-1 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,803	7,254
UBS AG | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,252	4,457
UBS AG | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,770	2,797
UBS AG | Rating category 0-1 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,781	0
UBS AG | Rating category 0-1 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,295	2,653
UBS AG | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,288	2,636
UBS AG | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7	17
UBS AG | Rating category 2-3 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	20,874	21,247
UBS AG | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,961	7,064
UBS AG | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,912	14,183
UBS AG | Rating category 2-3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2	0
UBS AG | Rating category 2-3 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	18,421	19,249
UBS AG | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	16,483	16,811
UBS AG | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,939	2,438
UBS AG | Rating category 4-5 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,769	12,241
UBS AG | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,772	4,535
UBS AG | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,986	7,651
UBS AG | Rating category 4-5 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11	55
UBS AG | Rating category 4-5 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,736	10,049
UBS AG | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	9,247	8,627
UBS AG | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,489	1,422
UBS AG | Rating category 6-8 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,153	13,444
UBS AG | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,049	3,757
UBS AG | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,097	8,298
UBS AG | Rating category 6-8 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,007	1,389
UBS AG | Rating category 6-8 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	12,753	11,214
UBS AG | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,885	10,130
UBS AG | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	868	1,084
UBS AG | Rating category 9-13 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,132	7,512
UBS AG | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,025	1,009
UBS AG | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,107	6,502
UBS AG | Rating category 9-13 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Rating category 9-13 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,131	4,709
UBS AG | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,739	4,107
UBS AG | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	392	602
UBS AG | Rating category Defaulted | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	233	196
UBS AG | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	108	150
UBS AG | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	124	46
UBS AG | Rating category Defaulted | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Rating category Defaulted | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	37	111
UBS AG | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	36	63
UBS AG | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2	48
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	107,545	103,565
ECL provision	(106)	(121)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	19,805	19,695
ECL provision	(13)	(18)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	37,531	37,097
ECL provision	(59)	(72)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,801	1,444
ECL provision	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	41,809	39,802
ECL provision	(32)	(28)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,600	5,527
ECL provision	(2)	(3)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,252	4,457
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,770	2,797
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,288	2,636
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7	17
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,917	7,037
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,789	13,917
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	15,777	16,467
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,938	2,438
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,812	4,375
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,818	7,416
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,960	8,304
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,411	1,422
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,229	3,075
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	9,625	7,127
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,355	8,724
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	864	1,082
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	596	752
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,529	5,840
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,429	3,671
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	380	568
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,522	6,006
ECL provision	(69)	(60)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,254	1,127
ECL provision	(9)	(8)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,341	2,335
ECL provision	(52)	(42)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,833	2,508
ECL provision	(8)	(10)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	94	36
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	44	27
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	123	266
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	705	344
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	960	160
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	168	235
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	287	323
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	78	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	821	682
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	472	1,171
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	531	1,406
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4	1
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	429	258
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,578	663
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	310	436
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11	34
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	270	307
ECL provision	(26)	(15)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	108	150
ECL provision	(26)	(15)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	124	46
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	36	63
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2	48
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	108	150
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	124	46
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	36	63
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	$ 2	$ 48